Convertible senior notes (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Millions		12 Months Ended
	Jun. 19, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 19, 2025 ¥ / shares
Convertible Senior Notes
Principal amount	$ 150,000,000		¥ 89.6
Maturity date	Jul. 01, 2030	Apr. 24, 2028
Debt interest rate	2.50%
Debt conversion price | ¥ / shares				¥ 80.8865
Principal amount	$ 1,000
Debt conversion price | $ / shares	$ 12.36
Repurchase of principal amount	$ 1,000
Repurchase amount	$ 1,000
Debt stated percentage	10.00%
Debt issuance costs		$ 5,500,000